Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TIAA-CREF Life Funds
Entity Central Index Key	0001068204
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000013877 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Equity Fund
Class Name	Nuveen Life Core Equity Fund
Trading Symbol	TLGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Core Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Equity Fund	$58	0.51%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.51%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Core Equity Fund returned 28.83% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the S&P 500 Index, which returned 25.02%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to NVIDIA Corporation, Broadcom Inc. and Arista Networks, Inc.

»   Security selection and an underweight allocation in the consumer staples sector, led by an overweight to Walmart Inc. and a lack of exposure to PepsiCo, Inc.

»   Security selection and an underweight allocation in the real estate sector, led by a lack of exposure to Prologis, Inc. and an overweight to Simon Property Group, Inc.

•  Top detractors from relative performance

»   An overweight position and security selection in the health care sector, including overweights to Merck & Co., Inc., Bristol-Myers Squibb Company and Cigna Group.

»   An underweight to Tesla, Inc.

»   An overweight to Valero Energy Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Equity Fund at NAV	28.83%	14.96%	12.91%

S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 216,629,500
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 936,018
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$216,629,500

Total number of portfolio holdings	53

Portfolio turnover (%)	43%

Total management fees paid for the year	$936,018

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth & Income Fund to Nuveen Life Core Equity Fund.
•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return, mainly through capital appreciation, primarily from equity securities. The Fund’s previous investment objective was to seek a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth & Income Fund to Nuveen Life Core Equity Fund.

Material Fund Change Objectives [Text Block]
•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return, mainly through capital appreciation, primarily from equity securities. The Fund’s previous investment objective was to seek a favorable long-term total return, through both capital appreciation and investment income, primarily from income-producing equity securities.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013878 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life International Equity Fund
Class Name	Nuveen Life International Equity Fund
Trading Symbol	TLINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life International Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life International Equity Fund	$61	0.60%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life International Equity Fund returned 3.64% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the MSCI EAFE Index (Net), which returned 3.82%.

•  Top contributors to relative performance

»   Security selection in the materials sector, led by overweights to CRH public limited company, Heidelberg Materials AG and Smurfit WestRock plc.

»   Security selection in the industrials sector, led by overweights to Hitachi Ltd. and DSV A/S.

»   An out‑of‑benchmark position in Taiwan Semiconductor Manufacturing Co., Ltd.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Kering, Oriental Land Co., Ltd. and Moncler S.p.A.

»   Security selection in the financials sector, including out‑of‑benchmark positions in Itau Unibanco Holding S.A. and Grupo Financiero Banorte, S.A.B. de C.V. and a lack of exposure to HSBC Holdings Plc.

»   An out‑of‑benchmark position in Samsung Electronics Co., Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life International Equity Fund at NAV	3.64%	5.14%	4.87%

MSCI EAFE® Index (Net)	3.82%	4.73%	5.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 145,321,638
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 734,995
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$145,321,638

Total number of portfolio holdings	65

Portfolio turnover (%)	9%

Total management fees paid for the year	$734,995

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life International Equity Fund to Nuveen Life International Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life International Equity Fund to Nuveen Life International Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013879 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Value Fund
Class Name	Nuveen Life Large Cap Value Fund
Trading Symbol	TLLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Large Cap Value Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Value Fund	$56	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Large Cap Value Fund returned 14.78% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the Russell 1000 Value Index, which returned 14.37%.

•  Top contributors to relative performance

»   An overweight position and security selection in the financials sector, led by overweights to American Express Company, Goldman Sachs Group, Inc. and Wells Fargo & Company.

»   Security selection in the consumer staples sector, led by an overweight to Walmart Inc.

»   Security selection in the consumer discretionary sector, led by overweights to Hilton Worldwide Holdings Inc. and Booking Holdings Inc.

»   An out‑of‑benchmark position in Broadcom Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and lack of exposure to GE Aerospace and GE Vernova Inc.

»   Security selection in the materials sector, including overweights to Celanese Corporation and Crown Holdings, Inc.

»   Security selection in the energy sector, including overweights to ConocoPhilips and Valero Energy Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Value Fund at NAV	14.78%	9.97%	8.45%

Russell 1000® Index	24.51%	14.28%	12.87%

Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 81,308,457
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 378,238
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$81,308,457

Total number of portfolio holdings	83

Portfolio turnover (%)	17%

Total management fees paid for the year	$378,238

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Large‑Cap Value Fund to Nuveen Life Large Cap Value Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Large‑Cap Value Fund to Nuveen Life Large Cap Value Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842-2252.

Updated Prospectus Phone Number	(800) 842-2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013876 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Money Market Fund
Class Name	Nuveen Life Money Market Fund
Trading Symbol	TLMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Money Market Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Money Market Fund	$15	0.15%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%	[4]
Net Assets	$ 132,601,495
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 133,457
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$132,601,495

Total number of portfolio holdings	63

Portfolio turnover (%)	0%

Total management fees paid for the year	$133,457

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Money Market Fund to Nuveen Life Money Market Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Money Market Fund to Nuveen Life Money Market Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000135632 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Balanced Fund
Class Name	Nuveen Life Balanced Fund
Trading Symbol	TLBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Balanced Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Balanced Fund	$11	0.10%
* These costs do not include the expenses of the underlying funds in which the Fund invests. Annualized for period less than one year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Balanced Fund returned 10.38% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the Balanced Fund Composite Index, which returned 10.16%.

•  The Balanced Fund Composite Index consisted of: 50.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Russell 3000® Index; 10.0% MSCI EAFE® Index.

•  Top contributors to relative performance

»   An allocation to the Nuveen Life Core Bond Fund.

»   A position in the Nuveen Life Core Equity Fund.

»   Holding the Nuveen Life Small Cap Equity Fund.

•  Top detractors from relative performance

»   An allocation to the Nuveen Life Growth Equity Fund.

»   Holding the Nuveen Life International Equity Fund.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Balanced Fund at NAV	10.38%	5.96%	6.26%

Russell 3000® Index	23.81%	13.86%	12.55%

Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

Balanced Fund Composite Index	10.16%	6.01%	6.38%

Morningstar Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 64,351,166
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 66,971
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$64,351,166

Total number of portfolio holdings	8

Portfolio turnover (%)	12%

Total management fees paid for the year	$ 66,971

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Balanced Fund to Nuveen Life Balanced Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Balanced Fund to Nuveen Life Balanced Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013880 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Small Cap Equity Fund
Class Name	Nuveen Life Small Cap Equity Fund
Trading Symbol	TLEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Small Cap Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Small Cap Equity Fund	$57	0.53%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.53%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Small Cap Equity Fund returned 16.01% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly outperformed the Russell 2000 Index, which returned 11.54%.

•  Top contributors to relative performance

»   Security selection in the health care sector, led by overweights to ADMA Biologics, Inc., Hims & Hers Health, Inc. and Insmed Incorporated.

»   Security selection in the consumer discretionary sector, led by overweights to Abercrombie & Fitch Co., Sweetgreen, Inc. and Modine Manufacturing Company.

»   An overweight to Super Micro Computer, Inc.

»   Security selection in the consumer staples sector, led by an overweight in Primo Brands Corporation.

•  Top detractors from relative performance

»   Security selection in the communication services sector, including a lack of exposure to Lumen Technologies, Inc.

»   Security selection and an underweight allocation in the information technology sector, including a lack of exposure to MicroStrategy Incorporated and IONQ, Inc. and an overweight to Freshworks Inc.

»   An overweight to Par Pacific Holdings Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Small Cap Equity Fund at NAV	16.01%	10.32%	9.36%

Russell 3000® Index	23.81%	13.86%	12.55%

Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 70,146,538
Holdings Count | Holding	386
Advisory Fees Paid, Amount	$ 312,534
Investment Company Portfolio Turnover	83.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$70,146,538

Total number of portfolio holdings	386

Portfolio turnover (%)	83%

Total management fees paid for the year	$ 312,534

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Small‑Cap Equity Fund to Nuveen Life Small Cap Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Small‑Cap Equity Fund to Nuveen Life Small Cap Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013883 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Real Estate Securities Select Fund
Class Name	Nuveen Life Real Estate Securities Select Fund
Trading Symbol	TLRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Real Estate Securities Select Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Real Estate Securities Select Fund	$58	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Real Estate Securities Select Fund returned 4.78% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund performed in line with the FTSE Nareit All Equity REITs Index, which returned 4.92%.

•  Top contributors to relative performance

»   An underweight allocation in the telecommunications REITs sector, led by underweights to Crown Castle Inc., SBA Communications Corporation and American Tower Corporation.

»   Security selection in the health care sector, led by an underweight to Alexandria Real Estate Equities, Inc. and overweights to Welltower Inc. and Ventas, Inc.

»   An overweight to Simon Property Group, Inc.

•  Top detractors from relative performance

»   An overweight allocation in the industrial sector, including overweights to Prologis, Inc., Rexford Industrial Realty, Inc. and Lineage, Inc.

»   An underweight allocation in the specialty sector, including an underweight to Iron Mountain, Inc.

»   An overweight allocation in the manufactured homes sector, including overweights to Equity LifeStyle Properties, Inc. and Sun Communities, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Real Estate Securities Select Fund at NAV	4.78%	3.43%	6.14%

S&P 500® Index	25.02%	14.53%	13.10%

FTSE Nareit All Equity REITs Index	4.92%	3.29%	5.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 64,711,008
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 333,598
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$64,711,008

Total number of portfolio holdings	43

Portfolio turnover (%)	30%

Total management fees paid for the year	$333,598

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Real Estate Securities Fund to Nuveen Life Real Estate Securities Select Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Real Estate Securities Fund to Nuveen Life Real Estate Securities Select Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013882 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Large Cap Responsible Equity Fund
Class Name	Nuveen Life Large Cap Responsible Equity Fund
Trading Symbol	TLCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Large Cap Responsible Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Large Cap Responsible Equity Fund	$24	0.22%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.22%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Large Cap Responsible Equity Fund returned 18.02% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 25.02%.

•  Top contributors to relative performance

»   Security selection in the energy sector, led by overweights to Targa Resources Corp. and Baker Hughes Company and a lack of exposure to ExxonMobil Corporation.

»   An overweight to NVIDIA Corporation.

»   Security selection in the financials sector, led by overweights to American Express Company, Goldman Sachs Group, Inc. and Progressive Corporation.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to Broadcom Inc. and Apple Inc. and an overweight to Intel Corporation.

»   Security selection and an underweight allocation in the communication services sector, including a lack of exposure to Meta Platforms, Inc. and Alphabet Inc. and an overweight to Comcast Corporation.

»   Security selection and an underweight allocation in the consumer discretionary sector, including a lack of exposure to Amazon.com, Inc. and an overweight to lululemon athletica inc.

»   Security selection in the consumer staples sector, including a lack of exposure to Walmart Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Large Cap Responsible Equity Fund at NAV	18.02%	12.56%	11.58%

S&P 500® Index*	25.02%	14.53%	13.10%

Russell 3000® Index	23.81%	13.86%	12.55%
* Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Performance Table Market Index Changed [Text Block]	Effective March 1, 2024, the Fund selected the S&P 500 Index to replace the Russell 3000 Index as a Fund benchmark due to a change in the Fund’s investment strategies to attempt to achieve the return of the U.S. stock market as represented by the S&P 500 Index, while taking into consideration certain ESG criteria, which include criteria related to carbon emissions and fuel reserves.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 97,147,231
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 143,575
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$97,147,231

Total number of portfolio holdings	136

Portfolio turnover (%)	53%

Total management fees paid for the year	$ 143,575

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Social Choice Equity Fund to Nuveen Life Large Cap Responsible Equity Fund.
•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria. The Fund’s previous investment object was to seek a favorable long-term total return that reflected the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria.

•	Investment policy change: Effective May 1, 2024, the Fund’s investment policy changed.
•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Social Choice Equity Fund to Nuveen Life Large Cap Responsible Equity Fund.

Material Fund Change Objectives [Text Block]
•
Investment objective change: Effective March 1, 2024, the Fund’s investment objective is to seek a favorable long-term total return that reflects the investment performance of the U.S. equity markets, as represented by the benchmark index, while giving special consideration to certain environmental, social and governance (“ESG”) criteria. The Fund’s previous investment object was to seek a favorable long-term total return that reflected the investment performance of the overall U.S. stock market while giving special consideration to certain ESG criteria.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013884 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Core Bond Fund
Class Name	Nuveen Life Core Bond Fund
Trading Symbol	TLBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Core Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Core Bond Fund	$35	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.35%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Core Bond Fund returned 2.71% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund outperformed the Bloomberg US Aggregate Bond Index, which returned 1.25%.

•  Top contributors to relative performance

»   Overweight to corporate bonds, including a small out‑of‑benchmark allocation to high yield corporate bonds, an out‑of‑benchmark allocation to non‑agency mortgage-backed securities (MBS) and a corresponding underweight to U.S. Treasuries.

»   Overweight exposures to emerging markets debt, commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

»   Security selection, especially within CMBS, ABS, MBS and corporate bonds.

•  Top detractors from relative performance

»   Yield curve positioning due to an underweight position in the two‑year segment of the yield curve.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Core Bond Fund at NAV	2.71%	0.23%	1.88%

Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 201,244,788
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 602,414
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$201,244,788

Total number of portfolio holdings	1,011

Portfolio turnover (%)	79%

Total management fees paid for the year	$ 602,414

Holdings [Text Block]

(1) Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

Credit Ratings Selection [Text Block]	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Core Bond Fund to Nuveen Life Core Bond Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Core Bond Fund to Nuveen Life Core Bond Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013875 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Growth Equity Fund
Class Name	Nuveen Life Growth Equity Fund
Trading Symbol	TLGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Growth Equity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Growth Equity Fund	$59	0.52%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.52%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Growth Equity Fund returned 28.26% at net asset value (NAV) for the 12 months ended December 31, 2024. The Fund significantly underperformed the Russell 1000 Growth Index, which returned 33.36%.

•  Top contributors to relative performance

»   An overweight to Broadcom Inc.

»   A lack of exposure to Adobe Inc.

»   An overweight to Amazon.com, Inc.

•  Top detractors from relative performance

»   Security selection in the industrials sector, including an overweight to Boeing Company and an out‑of‑benchmark position in Roper Technologies, Inc.

»   Security selection in the health care sector, including an out‑of‑benchmark position in Novo Nordisk A/S and overweights to Align Technology, Inc. and DexCom, Inc.

»   An underweight to Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Growth Equity Fund at NAV	28.26%	16.07%	14.92%

Russell 1000® Index	24.51%	14.28%	12.87%

Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 188,328,871
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 789,306
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$188,328,871

Total number of portfolio holdings	55

Portfolio turnover (%)	33%

Total management fees paid for the year	$ 789,306

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth Equity Fund to Nuveen Life Growth Equity Fund.
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Growth Equity Fund to Nuveen Life Growth Equity Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/
C000013881 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Life Stock Index Fund
Class Name	Nuveen Life Stock Index Fund
Trading Symbol	TLSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Life Stock Index Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.tiaa.org/public/prospectuses/. You can also request this information by contacting us at (800) 842‑2252.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 842‑2252
Additional Information Website	https://www.tiaa.org/public/prospectuses/
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Life Stock Index Fund	$10	0.09%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Life Stock Index Fund’s total return at net asset value (NAV) was 23.67% for the 12 months ended December 31, 2024. The Fund’s index, the Russell 3000 Index, returned 23.81%.

•  The difference between the Fund’s total return at NAV and that of the index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the index.

•  The Fund had a risk profile similar to that of its benchmark. As such, there were no material contributors or detractors relative to the Fund’s benchmark during the period.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Nuveen Life Stock Index Fund at NAV	23.67%	13.81%	12.48%

Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.tiaa.org/public/prospectuses/ or call (800) 842‑2252.
Net Assets	$ 874,293,604
Holdings Count | Holding	2,670
Advisory Fees Paid, Amount	$ 502,988
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of December 31, 2024)

Fund net assets	$874,293,604

Total number of portfolio holdings	2,670

Portfolio turnover (%)	1%

Total management fees paid for the year	$ 502,988

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Stock Index Fund to Nuveen Life Stock Index Fund.
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Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•
Portfolio manager update: Effective June 18, 2024, Lei Liao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA has been added as a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Material Fund Change Name [Text Block]
•	Name change: Effective May 1, 2024, the Fund’s name changed from TIAA-CREF Life Stock Index Fund to Nuveen Life Stock Index Fund.

Material Fund Change Expenses [Text Block]
•
Management fees: Effective May 1, 2024, the Fund’s management fee schedule consists of two components: a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible assets managed by Teachers Advisors, LLC and Nuveen Fund Advisors, LLC. As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by May 1, 2025 at https://www.tiaa.org/public/prospectuses/ or upon request at (800) 842‑2252.

Updated Prospectus Phone Number	(800) 842‑2252
Updated Prospectus Web Address	https://www.tiaa.org/public/prospectuses/

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